RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2022
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 24 – RESEARCH AND DEVELOPMENT EXPENSES:

	Year Ended December 31
	2022	2021	2020

Payroll and related expenses	$867	$510	$410
Subcontractor and outsourced work	3,362	2,477	-
Legal fees	20	99	-
Pilot expenses and other	212	136	8
	4,462	3,222	418